Goodwill and intangible assets with indefinite useful lives - allocation summary (Details) - Goodwill - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Intangible assets and goodwill	€ 10,396	€ 11,817	€ 11,497
NAFTA
Disclosure of operating segments [line items]
Intangible assets and goodwill	8,453	9,618
APAC
Disclosure of operating segments [line items]
Intangible assets and goodwill	1,099	1,250
LATAM
Disclosure of operating segments [line items]
Intangible assets and goodwill	529	602
EMEA
Disclosure of operating segments [line items]
Intangible assets and goodwill	253	285
Components
Disclosure of operating segments [line items]
Intangible assets and goodwill	€ 62	€ 62